                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07169

Morgan Stanley International SmallCap Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York         10020
        (Address of principal executive offices)     (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: May 31, 2005

Date of reporting period: November 30, 2004

WELCOME, SHAREHOLDER:

IN THIS REPORT, YOU'LL LEARN ABOUT HOW YOUR INVESTMENT IN MORGAN STANLEY INTERNATIONAL SMALLCAP FUND PERFORMED DURING THE SEMIANNUAL PERIOD. WE WILL PROVIDE AN OVERVIEW OF THE MARKET CONDITIONS, AND DISCUSS SOME OF THE FACTORS THAT AFFECTED PERFORMANCE DURING THE REPORTING PERIOD. IN ADDITION, THIS REPORT INCLUDES THE FUND'S FINANCIAL STATEMENTS AND A LIST OF FUND INVESTMENTS.


THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED. MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

Fund Report

For the six month period ended November 30, 2004

TOTAL RETURN FOR THE 6 MONTHS ENDED NOVEMBER 30, 2004

CLASS A      CLASS B      CLASS C      CLASS D
  12.84%       12.37%       12.38%       12.96%

                                      LIPPER
      MORGAN STANLEY           INTERNATIONAL                  LIPPER
             CAPITAL                  SMALL/           INTERNATIONAL
       INTERNATIONAL            MID-CAP CORE               SMALL-CAP
(MSCI) EAFE INDEX(1)        FUNDS AVERAGE(2)        FUNDS AVERAGE(3)
               12.58%                  12.76%                  13.41%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT morganstanley.com OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURN FIGURES ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS, BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE INFORMATION.

MARKET CONDITIONS

The international equity markets performed strongly for the six months ended November 30, 2004. Although geopolitical uncertainties and high oil prices were a source of concern for investors across many markets, the conclusion of the United States campaign season without incident and the fall of oil prices at the end of the period alleviated much of this apprehension. The weakening of the U.S. dollar in October and November also played an important role in the evolving performance of non-U.S. large- and small-cap markets.

Among the world's equity markets, the Nordic region was the top performer for the period. These countries benefited from a relatively strong macroeconomic environment, as higher energy prices helped a number of oil services companies in these markets, which in turn helped performance in other sectors. Elsewhere in Europe, faltering consumer spending generally fell below what had been anticipated, contributing to economic weakness for such key countries as Germany. The Japanese equity market also faced economic headwinds. Over the period under review, a slowdown in the Chinese economy served to weaken that of Japan, causing Japan's gross domestic product (GDP) estimates to fall well below expectations. Japan's economic problems were also evident in the faltering of consumer confidence there and a decline in its industrial production over the period.

While the equity markets in general saw positive returns for the period, performance was not even across all sectors. The energy sector outperformed others due to the rising price of oil, and utilities stocks made significant gains as well. Materials stocks benefited from shortage of supply and increased demand, primarily from China. Information Technology and telecommunications stocks were generally weak but saw much-improved performance in the last two months of the period. While large-cap pharmaceuticals stocks suffered after Merck's withdrawal of Vioxx from the market in September, smaller-cap health-care equipment and drug distribution stocks generally performed well.

PERFORMANCE ANALYSIS

For the most part, Morgan Stanley International SmallCap Fund performed in line with the MSCI EAFE Index and its new classification, the Lipper International Small/Mid-Cap Core Funds Average (assuming no deduction of applicable sales charges) for the six months ended November 30, 2004. It did, however, underperform the Lipper International Small-Cap Funds Average for this period. Several key positions supported the Fund's positive returns for the period, particularly its holdings in the industrials sector. Within that sector, the names that were most positive for the Fund were generally those that generated recurring income and steady business, such as ongoing maintenance contracts. These businesses included companies such as Zodiac, which sustains income through its business of refurbishing old airplanes, the elevator company Schindler and the lock company Kaba. In the consumer discretionary sector, a number of media and newspaper names made gains as advertising spending picked up. The Fund's holdings of drug distribution and health care equipment companies also added value. The technology company Neopost, which provides mailing systems, also performed well, due to its ability to sustain recurring revenues and stable business. The Fund's underweighted position in semiconductor companies was also beneficial, as these stocks fell in the early part of 2004. Within telecommunications services, Asia Satellite benefited from the growing number of subscribers in the region.

Although these allocations contributed to the Fund's positive performance, a number of other positions were a hindrance for the period. As energy and utility stocks performed exceptionally well over the six months, the Fund's lack of emphasis in that sector became negative. The Fund's focus on defensive companies in the materials sector, such as cement and fertilizer producers, was generally detrimental, and underweight to the mining industry similarly hurt performance. Among consumer staple stocks, the Netherlands food retailer Laurus suffered from intense competition in its own market that led to price weakness, and the salmon farmer and processor Nutreco was likewise hurt by the weak price of salmon. The Fund also had no holdings of large-cap financial stocks given that these securities are not part of its investment universe. Japanese real estate securities were a drag on performance during the second half of the period as the Japanese economy weakened.

THERE IS NO GUARANTEE THAT ANY SECURITIES MENTIONED WILL CONTINUE TO PERFORM WELL OR BE HELD BY THE FUND IN THE FUTURE.

TOP 10 HOLDINGS

Jaccs                                        2.3%
Cattles                                      2.1
Daibiru                                      2.1
Luminar                                      2.1
SIG Holding                                  2.1
Schibsted                                    2.1
TOC                                          1.8
Neopost                                      1.8
Sumitomo Osaka Cement                        1.7
John Fairfax Holdings                        1.7

TOP FIVE COUNTRIES

Japan                                       27.6%
United Kingdom                              17.8
Switzerland                                  7.9
Germany                                      4.7
Italy                                        4.5

DATA AS OF NOVEMBER 30, 2004. SUBJECT TO CHANGE DAILY. ALL PERCENTAGES FOR TOP 10 HOLDINGS AND TOP FIVE COUNTRIES ARE AS A PERCENTAGE OF NET ASSETS. THESE DATA ARE PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED A RECOMMENDATION TO BUY OR SELL THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

INVESTMENT STRATEGY

THE FUND WILL NORMALLY INVEST AT LEAST 80 PERCENT OF ITS ASSETS IN COMMON STOCKS AND OTHER EQUITY SECURITIES (INCLUDING DEPOSITARY RECEIPTS) OF "SMALL CAPITALIZATION" COMPANIES LOCATED OUTSIDE THE UNITED STATES. A COMPANY IS CONSIDERED TO BE A "SMALL CAPITALIZATION" COMPANY IF IT HAS A MARKET CAPITALIZATION OF GENERALLY LESS THAN $3 BILLION AT THE TIME OF PURCHASE. THE FUND INVESTS IN COMPANIES LOCATED IN AT LEAST THREE COUNTRIES OUTSIDE THE UNITED STATES AND CURRENTLY MAY INVEST MORE THAN 25 PERCENT OF ITS ASSETS IN SECURITIES OF COMPANIES LOCATED IN EACH OF THE UNITED KINGDOM AND JAPAN. A COMPANY IS CONSIDERED TO BE LOCATED IN A PARTICULAR COUNTRY IF IT (a) IS ORGANIZED UNDER THE LAWS OF THE COUNTRY, (b) HAS SECURITIES WHICH ARE PRINCIPALLY TRADED ON A STOCK EXCHANGE IN THE COUNTRY, (c) DERIVES AT LEAST 50 PERCENT OF ITS REVENUES FROM GOODS PRODUCED OR SOLD, INVESTMENTS MADE OR SERVICES PERFORMED IN THE COUNTRY, OR (d) MAINTAINS AT LEAST 50 PERCENT OF ITS ASSETS IN THE COUNTRY.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS BY FILING THE SCHEDULE ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC). THE SEMIANNUAL REPORTS ARE FILED ON FORM N-CSRS AND THE ANNUAL REPORTS ARE FILED ON FORM N-CSR. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, www.morganstanley.com. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, http://www.sec.gov. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (publicinfo@sec.gov) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102. YOU MAY OBTAIN COPIES OF A FUND'S FISCAL QUARTER FILINGS BY CONTACTING MORGAN STANLEY CLIENT RELATIONS AT (800) 869-NEWS.

PROXY VOTING POLICIES AND PROCEDURES

A DESCRIPTION OF (1) THE FUND'S POLICIES AND PROCEDURES WITH RESPECT TO THE VOTING OF PROXIES RELATING TO THE FUND'S PORTFOLIO SECURITIES AND (2) HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED NOVEMBER 30, 2004, IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING (800) 869-NEWS OR BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT www.morganstanley.com. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT http://www.sec.gov.

Performance Summary

AVERAGE ANNUAL TOTAL RETURNS--PERIOD ENDED NOVEMBER 30, 2004

                                    CLASS A SHARES*       CLASS B SHARES**      CLASS C SHARES+       CLASS D SHARES++
                                   (SINCE 07/28/97)      (SINCE 07/29/94)      (SINCE 07/28/97)      (SINCE 07/28/97)
SYMBOL                                       ISMAX                 ISMBX                 ISMCX                 ISMDX
1 YEAR                                       32.87%(4)             31.75%(4)             31.78%(4)             33.07%(4)
                                             25.89(5)              26.75(5)              30.78(5)                 --
5 YEARS                                       5.26(4)               4.30(4)               4.35(4)               5.35(4)
                                              4.13(5)               3.96(5)               4.35(5)                 --
10 YEARS                                        --                  5.70(4)                 --                    --
                                                --                  5.70(5)                 --                    --
SINCE INCEPTION                               8.04(4)               4.35(4)               7.22(4)               8.15(4)
                                              7.25(5)               4.35(5)               7.22(5)                 --

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT morganstanley.com OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.
** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.
+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.
++   CLASS D HAS NO SALES CHARGE.
(1) THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EAFE INDEX MEASURES THE PERFORMANCE FOR A DIVERSE RANGE OF GLOBAL STOCK MARKETS WITHIN EUROPE, AUSTRALASIA, AND THE FAR EAST. THE PERFORMANCE OF THE INDEX IS LISTED IN U.S. DOLLARS AND ASSUMES REINVESTMENT OF NET DIVIDENDS. "NET DIVIDENDS" REFLECTS A REDUCTION IN DIVIDENDS AFTER TAKING INTO ACCOUNT WITHHOLDING OF TAXES BY CERTAIN FOREIGN COUNTRIES REPRESENTED IN THE INDEX. INDEXES ARE UNMANAGED AND THEIR RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.
(2) THE LIPPER INTERNATIONAL SMALL/MID-CAP CORE FUNDS AVERAGE TRACKS THE PERFORMANCE OF ALL FUNDS IN THE LIPPER INTERNATIONAL SMALL/MID-CAP CORE FUNDS CLASSIFICATION. THE AVERAGE, WHICH IS ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT. LIPPER INTRODUCED NEW CLASSIFICATIONS IN JUNE 2004 THAT CATEGORIZE INTERNATIONAL AND GLOBAL FUNDS BASED ON THE SIZE AND STYLE OF THE ACTUAL STOCKS IN THEIR PORTFOLIO, RATHER THAN ON STATED OBJECTIVES. THE FUND IS IN THE LIPPER INTERNATIONAL SMALL/MID-CAP CORE FUNDS CLASSIFICATION AS OF NOVEMBER 30, 2004.
(3) THE LIPPER INTERNATIONAL SMALL-CAP FUNDS AVERAGE TRACKS THE PERFORMANCE OF ALL FUNDS IN THE LIPPER INTERNATIONAL SMALL-CAP FUNDS CLASSIFICATION. THE AVERAGE, WHICH IS ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT.
(4) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.
(5) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 06/01/04 - 11/30/04.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                             BEGINNING          ENDING         EXPENSES PAID
                                                           ACCOUNT VALUE     ACCOUNT VALUE    DURING PERIOD *
                                                          ---------------   ---------------   ---------------
                                                                                                06/01/04 -
                                                             06/01/04          11/30/04          11/30/04
                                                          ---------------   ---------------   ---------------
CLASS A
Actual (12.84% return)                                    $      1,000.00   $      1,128.40   $          9.98
Hypothetical (5% annual return before expenses)           $      1,000.00   $      1,015.69   $          9.45

CLASS B
Actual (12.37% return)                                    $      1,000.00   $      1,123.70   $         13.95
Hypothetical (5% annual return before expenses)           $      1,000.00   $      1,011.93   $         13.21

CLASS C
Actual (12.38% return)                                    $      1,000.00   $      1,123.80   $         13.95
Hypothetical (5% annual return before expenses)           $      1,000.00   $      1,011.93   $         13.21

CLASS D
Actual (12.96% return)                                    $      1,000.00   $      1,129.60   $          8.65
Hypothetical (5% annual return before expenses)           $      1,000.00   $      1,016.95   $          8.19

----------
     * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 1.87%, 2.62%, 2.62% AND 1.62% RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

MORGAN STANLEY INTERNATIONAL SMALLCAP FUND
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2004 (UNAUDITED)

 NUMBER OF
   SHARES                                                             VALUE
--------------------------------------------------------------------------------
              COMMON STOCKS (95.0%)

              AUSTRALIA (4.1%)
              APPAREL/FOOTWEAR
    307,930   Pacific Brands Ltd.                                $       783,466
                                                                 ---------------
              HOSPITAL/NURSING MANAGEMENT
    142,600   Ramsay Health Care Ltd.                                    813,590
                                                                 ---------------
              PACKAGED SOFTWARE
  1,338,278   INFOMEDIA Ltd.                                             825,450
    510,226   MYOB Ltd.                                                  542,870
                                                                 ---------------
                                                                       1,368,320
                                                                 ---------------
              PUBLISHING: NEWSPAPERS
    629,023   John Fairfax Holdings Ltd.                               2,066,001
                                                                 ---------------
              TOTAL AUSTRALIA                                          5,031,377
                                                                 ---------------
              AUSTRIA (1.2%)
              INDUSTRIAL MACHINERY
     21,207   Andritz AG                                               1,487,051
                                                                 ---------------
              BELGIUM (1.7%)
              FOOD: SPECIALTY/CANDY
     39,436   Omega Pharma S.A.                                        2,019,070
                                                                 ---------------
              DENMARK (1.1%)
              FOOD: SPECIALTY/CANDY
     11,379   Danisco A/S                                                692,861
                                                                 ---------------
              OTHER TRANSPORTATION
      3,691   Kobenhavns Lufthavne A/S                                   676,539
                                                                 ---------------
              TOTAL DENMARK                                            1,369,400
                                                                 ---------------
              FINLAND (3.9%)
              BUILDING PRODUCTS
     31,358   Uponor Oyj                                                 573,359
                                                                 ---------------
              ENGINEERING & CONSTRUCTION
     18,618   Kone Oyj (B Shares)                                      1,372,553
                                                                 ---------------
              INDUSTRIAL MACHINERY
     21,074   Metso Oyj                                                  337,998
                                                                 ---------------
              MULTI-LINE INSURANCE
     93,709   Pohjola Group PLC (D Shares)                             1,040,992
                                                                 ---------------
              TRUCKS/CONSTRUCTION/FARM
              MACHINERY
     30,891   KCI Konecranes Oyj                                 $     1,430,521
                                                                 ---------------
              TOTAL FINLAND                                            4,755,423
                                                                 ---------------
              FRANCE (4.3%)
              AEROSPACE & DEFENSE
     31,351   Zodiac SA                                                1,291,019
                                                                 ---------------
              BROADCASTING
     40,117   NRJ Group                                                  871,577
                                                                 ---------------
              OFFICE EQUIPMENT/SUPPLIES
     30,812   Neopost S.A.                                             2,217,063
                                                                 ---------------
              OTHER CONSUMER SPECIALTIES
     19,953   L'Europeenne d'Extincteurs*                                      0
                                                                 ---------------
              OTHER TRANSPORTATION
     18,125   Autoroutes du Sud de
               la France                                                 890,404
                                                                 ---------------
              TOTAL FRANCE                                             5,270,063
                                                                 ---------------
              GERMANY (4.7%)
              AUTO PARTS: O.E.M.
      6,659   Beru AG                                                    608,333
                                                                 ---------------
              CHEMICALS: AGRICULTURAL
     40,713   K+S AG                                                   2,051,451
                                                                 ---------------
              INDUSTRIAL MACHINERY
      4,137   Rational AG                                                380,684
                                                                 ---------------
              INTERNET SOFTWARE/SERVICES
      2,901   SCS Standard
               Computersysteme*                                                0
                                                                 ---------------
              MEDICAL DISTRIBUTORS
      9,356   Celesio AG                                                 717,963
                                                                 ---------------
              MISCELLANEOUS COMMERCIAL
              SERVICES
      6,472   GfK AG                                                     237,102
     52,369   Techem AG*                                               1,761,966
                                                                 ---------------
                                                                       1,999,068
                                                                 ---------------
              TOTAL GERMANY                                            5,757,499
                                                                 ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
   SHARES                                                             VALUE
--------------------------------------------------------------------------------
              GREECE (0.3%)
              CASINO/GAMING
     12,685   Greek Organization of
               Football Prognostics                              $       330,374
                                                                 ---------------
              HONG KONG (1.2%)
              SEMICONDUCTORS
  2,110,000   Solomon Systech
               International Ltd.                                        472,145
                                                                 ---------------
              SPECIALTY TELECOMMUNICATIONS
    516,060   Asia Satellite
               Telecommunications
               Holdings Ltd.                                           1,002,123
                                                                 ---------------
              TOTAL HONG KONG                                          1,474,268
                                                                 ---------------
              IRELAND (3.4%)
              ENGINEERING & CONSTRUCTION
    151,925   Kingspan Group PLC                                       1,358,638
                                                                 ---------------
              FOOD: SPECIALTY/CANDY
     63,792   Kerry Group PLC (A Shares)                               1,465,618
                                                                 ---------------
              PUBLISHING: NEWSPAPERS
    436,126   Independent News &
               Media PLC                                               1,292,339
                                                                 ---------------
              TOTAL IRELAND                                            4,116,595
                                                                 ---------------
              ITALY (4.5%)
              AUTO PARTS: O.E.M.
    170,178   Sogefi SpA                                                 719,101
                                                                 ---------------
              BEVERAGES: ALCOHOLIC
     21,621   Davide Campari-Milano SpA                                1,308,651
                                                                 ---------------
              CONSTRUCTION MATERIALS
    113,406   Buzzi Unicem SpA                                         1,589,821
                                                                 ---------------
              ELECTRONIC COMPONENTS
     38,344   Saes Getters RNC                                           562,505
     23,086   Saes Getters SpA                                           504,631
                                                                 ---------------
                                                                       1,067,136
                                                                 ---------------
              REGIONAL BANKS
    391,010   Cassa di Risparmio di
               Firenze SpA                                       $       849,504
                                                                 ---------------
              TOTAL ITALY                                              5,534,213
                                                                 ---------------
              JAPAN (27.6%)
              ADVERTISING/MARKETING SERVICES
     20,700   Asatsu - DK Inc.                                           604,981
                                                                 ---------------
              BEVERAGES: NON-ALCOHOLIC
     30,200   ITO EN, Ltd.                                             1,492,553
                                                                 ---------------
              BROADCASTING
        170   TV Asahi Corp.                                             348,286
                                                                 ---------------
              COMMERCIAL PRINTING/FORMS
     89,000   Asia Securities Printing
               Co., Ltd.                                                 768,240
     73,900   Toppan Forms Co., Ltd.                                     882,581
                                                                 ---------------
                                                                       1,650,821
                                                                 ---------------
              CONSTRUCTION MATERIALS
    957,000   Sumitomo Osaka Cement
               Co., Ltd.                                               2,109,321
                                                                 ---------------
              CONSUMER SUNDRIES
    118,000   Sanrio Co., Ltd.                                         1,063,249
                                                                 ---------------
              ELECTRICAL PRODUCTS
      5,000   Osaki Electric Co., Ltd.                                    19,516
                                                                 ---------------
              ELECTRONIC COMPONENTS
     63,800   Yamaichi Electronics
               Co., Ltd.                                                 750,807
                                                                 ---------------
              ELECTRONIC PRODUCTION
              EQUIPMENT
     59,200   Shinkawa Ltd.                                            1,109,389
                                                                 ---------------
              ELECTRONICS/APPLIANCES
     16,550   Nihon Trim Co., Ltd.                                     1,177,896
                                                                 ---------------
              FINANCE/RENTAL/LEASING
      8,450   Aiful Corp.                                                959,948
    533,000   Jaccs Co., Ltd.                                          2,841,218
     79,000   Sanyo Electric Credit
               Co., Ltd.                                               1,498,845
                                                                 ---------------
                                                                       5,300,011
                                                                 ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
   SHARES                                                             VALUE
--------------------------------------------------------------------------------
              FOOD: MEAT/FISH/DAIRY
     59,000   Snow Brand Milk Products
               Co., Ltd.*                                        $       181,027
                                                                 ---------------
              FOOD: SPECIALTY/CANDY
     72,300   Ariake Japan Co., Ltd.                                   1,748,005
                                                                 ---------------
              HOME FURNISHINGS
     42,500   Tenma Corp.                                                696,985
                                                                 ---------------
              INDUSTRIAL MACHINERY
     21,200   Union Tool Co.                                             712,224
                                                                 ---------------
              INDUSTRIAL SPECIALTIES
     36,100   Fujimi Inc.                                                883,309
     36,000   Nitta Corp.                                                529,915
     24,400   Taisei Lamick Co., Ltd.                                    591,106
                                                                 ---------------
                                                                       2,004,330
                                                                 ---------------
              MEDICAL SPECIALTIES
     25,000   Nakanishi, Inc.                                          1,706,476
                                                                 ---------------
              MISCELLANEOUS MANUFACTURING
    140,000   Takuma Co., Ltd.                                         1,016,798
                                                                 ---------------
              MOVIES/ENTERTAINMENT
    271,000   Yomiuri Land Co., Ltd.                                     826,236
                                                                 ---------------
              PACKAGED SOFTWARE
        166   Zentek Technology
               Japan, Inc.*                                              464,200
                                                                 ---------------
              PROPERTY - CASUALTY INSURERS
    266,400   Nisshin Fire and Marine
               Insurance Co., Ltd.                                       957,064
                                                                 ---------------
              REAL ESTATE DEVELOPMENT
    381,000   Daibiru Corp.                                            2,608,069
    261,000   TOC Co., Ltd.                                            2,227,585
                                                                 ---------------
                                                                       4,835,654
                                                                 ---------------
              RECREATIONAL PRODUCTS
     61,300   Tomy Co., Ltd.                                             894,591
                                                                 ---------------
              REGIONAL BANKS
     52,600   The Tokyo Tomin Bank, Ltd.                               1,103,175
                                                                 ---------------
              RESTAURANTS
     36,600   Hurxley Corp.                                              639,318
                                                                 ---------------
              SPECIALTY STORES
     21,100   Megane Top Co., Ltd.                               $       199,752
                                                                 ---------------
              TOTAL JAPAN                                             33,612,665
                                                                 ---------------
              NETHERLANDS (1.7%)
              AGRICULTURAL COMMODITIES/
              MILLING
     39,174   Nutreco Holding NV                                         957,281
                                                                 ---------------
              FOOD RETAIL
     87,475   Laurus NV*                                                 517,259
                                                                 ---------------
              INVESTMENT BANKS/BROKERS
      9,664   Van Lanschot N.V.                                          577,869
                                                                 ---------------
              TOTAL NETHERLANDS                                        2,052,409
                                                                 ---------------
              NEW ZEALAND (2.8%)
              CASINO/GAMING
    281,114   Sky City Entertainment
               Group Ltd.                                              1,000,263
                                                                 ---------------
              ELECTRONICS/APPLIANCES
    118,984   Fisher & Paykel Appliance
               Holdings Ltd.                                             364,710
                                                                 ---------------
              MEDICAL SPECIALTIES
    988,825   Fisher & Paykel Healthcare
               Corp., Ltd.                                             2,048,895
                                                                 ---------------
              TOTAL NEW ZEALAND                                        3,413,868
                                                                 ---------------
              NORWAY (3.4%)
              ELECTRONIC COMPONENTS
     37,093   Visma ASA                                                  424,761
                                                                 ---------------
              FINANCIAL CONGLOMERATES
    128,535   DnB NOR ASA                                              1,209,985
                                                                 ---------------
              PUBLISHING: NEWSPAPERS
     90,906   Schibsted ASA                                            2,519,116
                                                                 ---------------
              TOTAL NORWAY                                             4,153,862
                                                                 ---------------
              SPAIN (1.1%)
              PULP & PAPER
     20,618   Miquel y Costas &
               Miquel, S.A.                                            1,304,107
                                                                 ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
   SHARES                                                             VALUE
--------------------------------------------------------------------------------
              SWEDEN (2.2%)
              INVESTMENT BANKS/BROKERS
     57,872   D. Carnegie & Co. AB                               $       667,075
                                                                 ---------------
              MISCELLANEOUS COMMERCIAL
              SERVICES
     99,393   Intrum Justitia AB*                                        665,232
                                                                 ---------------
              TOBACCO
    116,273   Swedish Match AB                                         1,318,631
                                                                 ---------------
              TOTAL SWEDEN                                             2,650,938
                                                                 ---------------
              SWITZERLAND (7.9%)
              BUILDING PRODUCTS
      5,544   Schindler Holding AG                                     1,969,061
        727   Zehnder Group AG (B Shares)                                885,559
                                                                 ---------------
                                                                       2,854,620
                                                                 ---------------
              CONTAINERS/PACKAGING
     11,225   SIG Holding AG
               (Registered Shares)                                     2,529,882
                                                                 ---------------
              MISCELLANEOUS MANUFACTURING
      5,874   Kaba Holding AG
               (Registered B Shares)                                   1,634,242
                                                                 ---------------
              PHARMACEUTICALS: MAJOR
      3,470   Galenica Holding AG
               (Registered Shares)                                       632,956
                                                                 ---------------
              PUBLISHING: BOOKS/MAGAZINES
      2,659   Edipresse S.A.
               (Bearer Shares)                                         1,378,119
                                                                 ---------------
              SPECIALTY STORES
      2,522   Valora Holding AG                                          611,535
                                                                 ---------------
              TOTAL SWITZERLAND                                        9,641,354
                                                                 ---------------
              UNITED KINGDOM (17.8%)
              BROADCASTING
     99,041   Capital Radio PLC                                          766,212
                                                                 ---------------
              BUILDING PRODUCTS
    145,144   SIG PLC                                                  1,450,039
                                                                 ---------------
              CASINO/GAMING
     94,015   William Hill PLC                                           933,855
                                                                 ---------------
              CHEMICALS: SPECIALTY
    190,931   British Vita PLC                                   $       976,528
                                                                 ---------------
              COMMERCIAL PRINTING/FORMS
    162,003   De La Rue PLC                                            1,041,327
    136,862   DX Services PLC*                                           789,530
                                                                 ---------------
                                                                       1,830,857
                                                                 ---------------
              ENGINEERING & CONSTRUCTION
    162,458   Keller Group PLC                                           757,974
                                                                 ---------------
              FINANCE/RENTAL/LEASING
    368,523   Cattles PLC                                              2,611,664
                                                                 ---------------
              FOOD: SPECIALTY/CANDY
    304,721   Devro PLC                                                  683,598
                                                                 ---------------
              HOUSEHOLD/PERSONAL CARE
    153,619   SSL International PLC                                      828,977
                                                                 ---------------
              INDUSTRIAL MACHINERY
    295,875   Fki PLC                                                    750,277
    165,052   Rotork PLC                                               1,377,784
    107,936   Spirax-Sarco
               Engineering PLC                                         1,268,003
                                                                 ---------------
                                                                       3,396,064
                                                                 ---------------
              MISCELLANEOUS MANUFACTURING
    328,918   Novar PLC                                                1,020,986
                                                                 ---------------
              OTHER TRANSPORTATION
    567,689   Stagecoach Group Plc                                     1,035,603
                                                                 ---------------
              PROPERTY - CASUALTY INSURERS
    100,515   Catlin Group Ltd.                                          710,894
                                                                 ---------------
              RESTAURANTS
    268,249   Luminar PLC                                              2,567,170
    388,326   Regent Inns PLC                                            378,308
                                                                 ---------------
                                                                       2,945,478
                                                                 ---------------
              TRUCKING
    326,337   Wincanton PLC                                            1,736,082
                                                                 ---------------
              TOTAL UNITED KINGDOM                                    21,684,811
                                                                 ---------------
              TOTAL COMMON STOCKS
               (COST $87,710,309)                                    115,659,347
                                                                 ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
   SHARES                                                             VALUE
--------------------------------------------------------------------------------
              PREFERRED STOCKS (1.6%)
              GERMANY
              APPAREL/FOOTWEAR
     35,098   Hugo Boss AG                                       $     1,061,020
                                                                 ---------------
              HOME FURNISHINGS
     10,978   WMF - Wuerttembergische
               Metallwarenfabrik AG                                      151,711
                                                                 ---------------
              INDUSTRIAL MACHINERY
     42,032   Sartorius AG                                               779,137
                                                                 ---------------
              TOTAL PREFERRED STOCKS
               (COST $1,020,017)                                       1,991,868
                                                                 ---------------

 PRINCIPAL
 AMOUNT IN
 THOUSANDS
-----------
              SHORT-TERM INVESTMENT (2.8%)
              REPURCHASE AGREEMENT
$     3,389   Joint repurchase agreement
               account 2.06% due
               12/01/04 (dated 11/30/04;
               proceeds $3,389,194) (a)
               (COST $3,389,000)                                       3,389,000
                                                                 ---------------
TOTAL INVESTMENTS
 (COST $92,119,326) (b)                                  99.4%       121,040,215
OTHER ASSETS IN EXCESS OF
 LIABILITIES                                              0.6            763,785
                                                        -----    ---------------
NET ASSETS                                              100.0%   $   121,804,000
                                                        =====    ===============

----------
      *   NON-INCOME PRODUCING SECURITY.
     (a)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
     (b) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES THE AGGREGATE COST FOR BOOK PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $31,575,004 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $2,654,115, RESULTING IN NET UNREALIZED APPRECIATION OF $28,920,889.

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT NOVEMBER 30, 2004:

                                             UNREALIZED
   CONTRACTS      IN EXCHANGE   DELIVERY    APPRECIATION
  TO DELIVER          FOR         DATE     (DEPRECIATION)
---------------------------------------------------------
CHF    118,974   $    103,999   12/01/04   $         (338)
CHF     17,773   $     15,668   12/02/04               82
EUR     64,706   $     85,806   12/01/04             (175)
EUR     25,261   $     33,499   12/01/04              (68)
EUR      1,323   $      1,761   12/01/04                4
EUR    114,363   $    152,274   12/02/04              309
JPY  2,825,268   $     27,459   12/01/04               27
JPY  3,993,257   $     38,928   12/02/04              155
$       56,711   NOK  345,201   12/01/04             (441)
SEK    180,214   $     26,798   12/01/04               (6)
SEK      4,308   $        642   12/02/04                2
SEK    270,118   $     40,286   12/02/04              111
                                           --------------
      Net unrealized depreciation          $         (338)
                                           ==============

CURRENCY ABBREVIATIONS:
EUR    Euro.
JPY    Japanese Yen.
NOK    Norwegian Krone.
SEK    Swedish Krona.
CHF    Swiss Franc.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY INTERNATIONAL SMALLCAP FUND
SUMMARY OF INVESTMENTS - NOVEMBER 30, 2004 (UNAUDITED)

                                                                      PERCENT OF
INDUSTRY                                                VALUE         NET ASSETS
--------------------------------------------------------------------------------
Finance/Rental/Leasing                             $     7,911,675           6.5%
Industrial Machinery                                     7,093,158           5.8
Food: Specialty/Candy                                    6,609,152           5.4
Publishing: Newspapers                                   5,877,456           4.8
Building Products                                        4,878,018           4.0
Real Estate Development                                  4,835,654           4.0
Medical Specialties                                      3,755,371           3.1
Construction Materials                                   3,699,142           3.0
Miscellaneous Manufacturing                              3,672,026           3.0
Restaurants                                              3,584,796           2.9
Engineering & Construction                               3,489,165           2.9
Commercial Printing/Forms                                3,481,678           2.9
Repurchase Agreement                                     3,389,000           2.8
Miscellaneous Commercial
 Services                                                2,664,300           2.2
Other Transportation                                     2,602,546           2.1
Containers/Packaging                                     2,529,882           2.1
Casino/Gaming                                            2,264,492           1.9
Electronic Components                                    2,242,704           1.8
Office Equipment/Supplies                                2,217,063           1.8
Chemicals: Agricultural                                  2,051,451           1.7
Industrial Specialties                                   2,004,330           1.6
Broadcasting                                             1,986,075           1.6
Regional Banks                                           1,952,679           1.6
Apparel/Footwear                                         1,844,486           1.5
Packaged Software                                        1,832,520           1.5
Trucking                                                 1,736,082           1.4
Property-Casualty Insurers                               1,667,958           1.4
Electronics/Appliances                                   1,542,606           1.3
Beverages: Non-Alcoholic                                 1,492,553           1.2
Trucks/Construction/Farm
 Machinery                                               1,430,521           1.2
Publishing: Books/
 Magazines                                               1,378,119           1.1
Auto Parts: O.E.M                                        1,327,434           1.1
Tobacco                                                  1,318,631           1.1
Beverages: Alcoholic                                     1,308,651           1.1
Pulp & Paper                                             1,304,107           1.1
Aerospace & Defense                                      1,291,019           1.1
Investment Banks/Brokers                                 1,244,944           1.0
Financial Conglomerates                                  1,209,985           1.0
Electronic Production
 Equipment                                         $     1,109,389           0.9%
Consumer Sundries                                        1,063,249           0.9
Multi-Line Insurance                                     1,040,992           0.9
Specialty Telecommunications                             1,002,123           0.8
Chemicals: Specialty                                       976,528           0.8
Agricultural Commodities/
 Milling                                                   957,281           0.8
Recreational Products                                      894,591           0.7
Home Furnishings                                           848,696           0.7
Household/Personal Care                                    828,977           0.7
Movies/Entertainment                                       826,236           0.7
Hospital/Nursing
 Management                                                813,590           0.7
Specialty Stores                                           811,287           0.7
Medical Distributors                                       717,963           0.6
Pharmaceuticals: Major                                     632,956           0.5
Advertising/Marketing
 Services                                                  604,981           0.5
Food Retail                                                517,259           0.4
Semiconductors                                             472,145           0.4
Food: Meat/Fish/Dairy                                      181,027           0.1
Electrical Products                                         19,516           0.0
                                                   ---------------    ----------
                                                   $   121,040,215*         99.4%
                                                   ===============    ==========

                                                                      PERCENT OF
TYPE OF INVESTMENT                                      VALUE         NET ASSETS
--------------------------------------------------------------------------------
Common Stocks                                      $   115,659,347          95.0%
Short-Term Investment                                    3,389,000           2.8
Preferred Stocks                                         1,991,868           1.6
                                                   ---------------    ----------
                                                   $   121,040,215*         99.4%
                                                   ===============    ==========

----------
* DOES NOT INCLUDE OPEN FORWARD FOREIGN CURRENCY CONTRACTS WITH NET UNREALIZED DEPRECIATION OF $338.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY INTERNATIONAL SMALLCAP FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 2004 (UNAUDITED)

ASSETS:
Investments in securities, at value (cost $92,119,326)                             $   121,040,215
Unrealized appreciation on open forward foreign currency contracts                             690
Foreign cash (cost $27,291)                                                                 29,433
Receivable for:
  Investments sold                                                                         717,012
  Dividends                                                                                194,679
  Foreign withholding taxes reclaimed                                                       70,178
  Shares of beneficial interest sold                                                        65,496
Prepaid expenses and other assets                                                           37,038
                                                                                   ---------------
    TOTAL ASSETS                                                                       122,154,741
                                                                                   ---------------
LIABILITIES:
Unrealized depreciation on open forward foreign currency contracts                           1,028
Payable for:
  Investment advisory fee                                                                  100,245
  Distribution fee                                                                          64,948
  Investments purchased                                                                     62,756
  Shares of beneficial interest redeemed                                                    47,926
  Administration fee                                                                         7,833
Accrued expenses and other payables                                                         66,005
                                                                                   ---------------
    TOTAL LIABILITIES                                                                      350,741
                                                                                   ---------------
    NET ASSETS                                                                     $   121,804,000
                                                                                   ===============
COMPOSITION OF NET ASSETS:
Paid-in-capital                                                                    $    90,778,643
Net unrealized appreciation                                                             28,940,799
Accumulated net investment loss                                                           (323,364)
Accumulated undistributed net realized gain                                              2,407,922
                                                                                   ---------------
    NET ASSETS                                                                     $   121,804,000
                                                                                   ===============
CLASS A SHARES:
Net Assets                                                                         $     7,908,629
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                                  520,232
    NET ASSET VALUE PER SHARE                                                      $         15.20
                                                                                   ===============
    MAXIMUM OFFERING PRICE PER SHARE,
    (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE)                                $         16.04
                                                                                   ===============
CLASS B SHARES:
Net Assets                                                                         $    67,770,613
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                                4,692,274
    NET ASSET VALUE PER SHARE                                                      $         14.44
                                                                                   ===============
CLASS C SHARES:
Net Assets                                                                         $     5,970,398
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                                  413,611
    NET ASSET VALUE PER SHARE                                                      $         14.43
                                                                                   ===============
CLASS D SHARES:
Net Assets                                                                         $    40,154,360
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                                2,632,279
    NET ASSET VALUE PER SHARE                                                      $         15.25
                                                                                   ===============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 2004 (UNAUDITED)

NET INVESTMENT LOSS:
INCOME
Dividends (net of $118,291 foreign withholding tax)                                $     1,022,956
Interest                                                                                    18,086
                                                                                   ---------------
    TOTAL INCOME                                                                         1,041,042
                                                                                   ---------------
EXPENSES
Investment advisory fee                                                                    642,717
Distribution fee (Class A shares)                                                            7,609
Distribution fee (Class B shares)                                                          317,419
Distribution fee (Class C shares)                                                           26,869
Transfer agent fees and expenses                                                           112,264
Custodian fees                                                                              74,581
Professional fees                                                                           32,244
Shareholder reports and notices                                                             28,725
Registration fees                                                                           23,151
Administration fee                                                                           7,833
Trustees' fees and expenses                                                                    690
Other                                                                                       13,159
                                                                                   ---------------
    TOTAL EXPENSES                                                                       1,287,261
                                                                                   ---------------
    NET INVESTMENT LOSS                                                                   (246,219)
                                                                                   ---------------
NET REALIZED AND UNREALIZED GAIN:
NET REALIZED GAIN/LOSS ON:
Investments                                                                              5,341,635
Foreign exchange transactions                                                              (20,022)
                                                                                   ---------------
    NET REALIZED GAIN                                                                    5,321,613
                                                                                   ---------------
NET CHANGE IN UNREALIZED APPRECIATION ON:
Investments                                                                              8,542,495
Translation of forward foreign currency contracts, other assets and
  liabilities denominated in foreign currencies                                             16,244
                                                                                   ---------------
    NET APPRECIATION                                                                     8,558,739
                                                                                   ---------------
    NET GAIN                                                                            13,880,352
                                                                                   ---------------
NET INCREASE                                                                       $    13,634,133
                                                                                   ===============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS

                                                                                FOR THE SIX         FOR THE YEAR
                                                                                MONTHS ENDED           ENDED
                                                                             NOVEMBER 30, 2004      MAY 31, 2004
                                                                             -----------------    -----------------
                                                                                (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment loss                                                          $        (246,219)   $         (52,400)
Net realized gain                                                                    5,321,613           10,104,478
Net change in unrealized appreciation                                                8,558,739           19,751,160
                                                                             -----------------    -----------------

    NET INCREASE                                                                    13,634,133           29,803,238

Net increase (decrease) from transactions in shares of beneficial interest          (4,879,280)          23,544,746
                                                                             -----------------    -----------------

    NET INCREASE                                                                     8,754,853           53,347,984

NET ASSETS:
Beginning of period                                                                113,049,147           59,701,163
                                                                             -----------------    -----------------

END OF PERIOD
(Including accumulated net investment losses of
$323,364 and $77,145, respectively)                                          $     121,804,000    $     113,049,147
                                                                             =================    =================

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY INTERNATIONAL SMALLCAP FUND
NOTES TO FINANCIAL STATEMENTS - NOVEMBER 30, 2004 (UNAUDITED)

1. ORGANIZATION AND ACCOUNTING POLICIES
Morgan Stanley International SmallCap Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is long-term growth of capital. The Fund was organized as a Massachusetts business trust on April 21, 1994 and commenced operations on July 29, 1994. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") or Morgan Stanley Investment Management Limited (the "Sub-Advisor"), an affiliate of the Investment Adviser, determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. REPURCHASE AGREEMENTS -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. FOREIGN CURRENCY TRANSLATION AND FORWARD FOREIGN CURRENCY CONTRACTS -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. FEDERAL INCOME TAX POLICY -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

H. USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. INVESTMENT ADVISORY/ADMINISTRATION AND SUB-ADVISORY AGREEMENTS
Effective November 1, 2004, pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the annual rate of 0.95% to the net assets of the Fund determined as of the close of each business day.

Effective November 1, 2004 pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser and Sub-Advisor, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

Prior to November 1, 2004, the Fund had retained the Investment Adviser to provide administrative services and to manage the investment of the Fund's assets pursuant to an investment management agreement pursuant to which the Fund paid the Investment Adviser a management fee accrued daily and payable monthly, by applying the annual rate of 1.15% to the net assets of the Fund determined as of the close of each business day.

Under a Sub-Advisory Agreement between the Sub-Advisor and the Investment Adviser, the Sub-Advisor invests the Fund's assets including the placing of orders for the purchase and sale of portfolio securities. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Adviser paid the Sub-Advisor compensation of $257,087 for the six months ended November 30, 2004.

3. PLAN OF DISTRIBUTION
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser, Administrator and Sub-Advisor. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- up to 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $9,884,531 at November 30, 2004.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended November 30, 2004, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended November 30, 2004, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $28,512 and $437, respectively and received $25,661 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended November 30, 2004 aggregated $18,317,783 and $22,563,096, respectively. Included in the aforementioned transactions are purchases of $10,560 with other Morgan Stanley funds.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator, Sub-Advisor and Distributor, is the Fund's transfer agent. At November 30, 2004, the Fund had transfer agent fees and expenses payable of approximately $1,500.

Effective April 1, 2004, the Fund began an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley Funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. SHARES OF BENEFICIAL INTEREST
Transactions in shares of beneficial interest were as follows:

                                                             FOR THE SIX                    FOR THE YEAR
                                                             MONTHS ENDED                       ENDED
                                                           NOVEMBER 30, 2004                MAY 31, 2004
                                                     ----------------------------    ----------------------------
                                                              (UNAUDITED)
                                                        SHARES          AMOUNT          SHARES          AMOUNT
                                                     ------------    ------------    ------------    ------------
CLASS A SHARES
Sold                                                      327,728    $  4,516,974       2,650,157    $ 27,018,213
Redeemed                                                 (112,485)     (1,560,123)     (3,071,143)    (30,720,580)
                                                     ------------    ------------    ------------    ------------
Net increase (decrease) -- Class A                        215,243       2,956,851        (420,986)     (3,702,367)
                                                     ------------    ------------    ------------    ------------
CLASS B SHARES
Sold                                                      538,053       7,107,788       2,046,064      23,280,878
Redeemed                                                 (597,652)     (7,909,816)     (1,425,253)    (16,047,113)
                                                     ------------    ------------    ------------    ------------
Net increase (decrease) -- Class B                        (59,599)       (802,028)        620,811       7,233,765
                                                     ------------    ------------    ------------    ------------
CLASS C SHARES
Sold                                                       65,317         863,149         314,895       3,594,710
Redeemed                                                  (32,963)       (430,258)       (121,747)     (1,402,403)
                                                     ------------    ------------    ------------    ------------
Net increase -- Class C                                    32,354         432,891         193,148       2,192,307
                                                     ------------    ------------    ------------    ------------
CLASS D SHARES
Sold                                                      388,643       5,365,355       2,154,346      25,402,335
Redeemed                                                 (940,103)    (12,832,349)       (625,341)     (7,581,294)
                                                     ------------    ------------    ------------    ------------
Net increase (decrease) -- Class D                       (551,460)     (7,466,994)      1,529,005      17,821,041
                                                     ------------    ------------    ------------    ------------
Net increase (decrease) in Fund                          (363,462)   $ (4,879,280)      1,921,978    $ 23,544,746
                                                     ============    ============    ============    ============

6. FEDERAL INCOME TAX STATUS
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of May 31, 2004 the Fund had a net capital loss carryforward of $536,681 which will expire on May 31, 2011 to offset future capital gains to the extent provided by regulations.

As of May 31, 2004, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales, income from the mark-to-market of passive foreign investment companies and foreign tax credit pass-through.

7. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS
The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At November 30, 2004, the Fund's cash balance consisted principally of interest bearing deposits with J.P. Morgan Chase, the Fund's custodian.

At November 30, 2004, investments in securities of issuers in Japan represented 27.6% of the Fund's net assets. These investments, as well as other non-U.S. investments, which involve risks and considerations not present with respect to U.S. securities, may be affected by economic or political developments in this region.

8. LEGAL MATTERS
The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. While the Fund believes that it has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

MORGAN STANLEY INTERNATIONAL SMALLCAP FUND
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                               FOR THE SIX                         FOR THE YEAR ENDED MAY 31,
                                               MONTHS ENDED        ------------------------------------------------------------
                                            NOVEMBER 30, 2004        2004        2003         2002         2001         2000
                                            -----------------      ---------   ---------    ---------    ---------    ---------
                                               (UNAUDITED)
CLASS A SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period        $           13.47      $    9.12   $   10.10    $    9.96    $   11.42    $    8.93
                                            -----------------      ---------   ---------    ---------    ---------    ---------
Income (loss) from investment operations:
  Net investment income (loss)++                         0.00           0.04        0.03        (0.03)       (0.01)        0.02
  Net realized and unrealized gain (loss)                1.73           4.31       (1.01)        0.42        (1.34)        2.47
                                            -----------------      ---------   ---------    ---------    ---------    ---------
Total income (loss) from
 investment operations                                   1.73           4.35       (0.98)        0.39        (1.35)        2.49
                                            -----------------      ---------   ---------    ---------    ---------    ---------
Less dividends and distributions from:
  Net investment income                                     -              -           -            -        (0.11)           -
  Net realized gain                                         -              -           -        (0.25)           -            -
                                            -----------------      ---------   ---------    ---------    ---------    ---------
Total dividends and distributions                           -              -           -        (0.25)       (0.11)           -
                                            -----------------      ---------   ---------    ---------    ---------    ---------

Net asset value, end of period              $           15.20      $   13.47   $    9.12    $   10.10    $    9.96    $   11.42
                                            =================      =========   =========    =========    =========    =========

TOTAL RETURN+                                           12.84%(1)      47.70%      (9.70)%       4.33%      (11.96)%      28.40%

RATIOS TO AVERAGE NET ASSETS(3):
Expenses                                                 1.87%(2)       2.03%       2.27%        2.40%        2.06%        2.10%
Net investment income (loss)                            (0.06)%(2)      0.32%       0.36%       (0.46)%       0.10%        0.00%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands     $           7,909      $   4,109   $   6,623    $   1,113    $   4,917    $   1,950
Portfolio turnover rate                                    16%(1)         52%         70%          62%          65%          94%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                               FOR THE SIX                         FOR THE YEAR ENDED MAY 31,
                                               MONTHS ENDED        ------------------------------------------------------------
                                            NOVEMBER 30, 2004        2004        2003         2002         2001         2000
                                            -----------------      ---------   ---------    ---------    ---------    ---------
                                               (UNAUDITED)
CLASS B SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period        $           12.85      $    8.79   $    9.81    $    9.76    $   11.19    $    8.82
                                            -----------------      ---------   ---------    ---------    ---------    ---------
Income (loss) from investment operations:
  Net investment loss++                                 (0.05)         (0.05)      (0.03)       (0.11)       (0.07)       (0.09)
  Net realized and unrealized gain (loss)                1.64           4.11       (0.99)        0.41        (1.35)        2.46
                                            -----------------      ---------   ---------    ---------    ---------    ---------
Total income (loss) from investment
 operations                                              1.59           4.06       (1.02)        0.30        (1.42)        2.37
                                            -----------------      ---------   ---------    ---------    ---------    ---------
Less dividends and distributions from:
  Net investment income                                     -              -           -            -        (0.01)           -
  Net realized gain                                         -              -           -        (0.25)           -            -
                                            -----------------      ---------   ---------    ---------    ---------    ---------
Total dividends and distributions                           -              -           -        (0.25)       (0.01)           -
                                            -----------------      ---------   ---------    ---------    ---------    ---------
Net asset value, end of period              $           14.44      $   12.85   $    8.79    $    9.81    $    9.76    $   11.19
                                            =================      =========   =========    =========    =========    =========

TOTAL RETURN+                                           12.37%(1)      46.19%     (10.40)%       3.49%      (12.74)%      27.27%

RATIOS TO AVERAGE NET ASSETS(3):
Expenses                                                 2.62%(2)       2.79%       3.03%        3.16%        2.86%        2.86%
Net investment loss                                     (0.81)%(2)     (0.44)%     (0.40)%      (1.22)%      (0.68)%      (0.76)%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands     $          67,771      $  61,055   $  36,299    $  42,684    $  44,681    $  66,038
Portfolio turnover rate                                    16%(1)         52%         70%          62%          65%          94%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                               FOR THE SIX                        FOR THE YEAR ENDED MAY 31,
                                               MONTHS ENDED        ------------------------------------------------------------
                                            NOVEMBER 30, 2004        2004        2003         2002         2001         2000
                                            -----------------      ---------   ---------    ---------    ---------    ---------
                                               (UNAUDITED)
CLASS C SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period        $           12.84      $    8.78   $    9.80    $    9.73    $   11.21    $    8.83
                                            -----------------      ---------   ---------    ---------    ---------    ---------
Income (loss) from investment operations:
  Net investment loss++                                 (0.05)         (0.04)      (0.03)       (0.08)       (0.03)       (0.07)
  Net realized and unrealized gain (loss)                1.64           4.10       (0.99)        0.40        (1.39)        2.45
                                            -----------------      ---------   ---------    ---------    ---------    ---------
Total income (loss) from investment
 operations                                              1.59           4.06       (1.02)        0.32        (1.42)        2.38
                                            -----------------      ---------   ---------    ---------    ---------    ---------
Less dividends and distributions from:
  Net investment income                                     -              -           -            -        (0.06)           -
  Net realized gain                                         -              -           -        (0.25)           -            -
                                            -----------------      ---------   ---------    ---------    ---------    ---------
Total dividends and distributions                           -              -           -        (0.25)       (0.06)           -
                                            -----------------      ---------   ---------    ---------    ---------    ---------
Net asset value, end of period              $           14.43      $   12.84   $    8.78    $    9.80    $    9.73    $   11.21
                                            =================      =========   =========    =========    =========    =========

TOTAL RETURN+                                           12.38%(1)      46.24%     (10.41)%       3.71%      (12.78)%      27.21%

RATIOS TO AVERAGE NET ASSETS(3):
Expenses                                                 2.62%(2)       2.79%       3.00%        2.89%        2.86%        2.86%
Net investment loss                                     (0.81)%(2)     (0.44)%     (0.37)%      (0.95)%      (0.68)%      (0.76)%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands     $           5,970      $   4,896   $   1,652    $   1,511    $     979    $   1,042
Portfolio turnover rate                                    16%(1)         52%         70%          62%          65%          94%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                               FOR THE SIX                         FOR THE YEAR ENDED MAY 31,
                                               MONTHS ENDED        ------------------------------------------------------------
                                            NOVEMBER 30, 2004        2004        2003         2002         2001         2000
                                            -----------------      ---------   ---------    ---------    ---------    ---------
                                               (UNAUDITED)
CLASS D SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period        $           13.50      $    9.14   $   10.10    $    9.95    $   11.45    $    8.94
                                            -----------------      ---------   ---------    ---------    ---------    ---------
Income (loss) from investment operations:
  Net investment income (loss)++                         0.01           0.08        0.05        (0.01)        0.07         0.03
  Net realized and unrealized gain (loss)                1.74           4.28       (1.01)        0.41        (1.42)        2.48
                                            -----------------      ---------   ---------    ---------    ---------    ---------
Total income (loss) from investment
 operations                                              1.75           4.36       (0.96)        0.40        (1.35)        2.51
                                            -----------------      ---------   ---------    ---------    ---------    ---------
Less dividends and distributions from:
  Net investment income                                     -              -           -            -        (0.15)           -
  Net realized gain                                         -              -           -        (0.25)           -            -
                                            -----------------      ---------   ---------    ---------    ---------    ---------
Total dividends and distributions                           -              -           -        (0.25)       (0.15)           -
                                            -----------------      ---------   ---------    ---------    ---------    ---------
Net asset value, end of period              $           15.25      $   13.50   $    9.14    $   10.10    $    9.95    $   11.45
                                            =================      =========   =========    =========    =========    =========

TOTAL RETURN+                                           12.96%(1)      47.70%      (9.50)%       4.54%      (11.92)%      28.48%

RATIOS TO AVERAGE NET ASSETS(3):
Expenses                                                 1.62%(2)       1.79%       2.03%        2.16%        1.86%        1.86%
Net investment income (loss)                             0.19%(2)       0.56%       0.60%       (0.22)%       0.32%        0.24%

SUPPLEMENTAL DATA:
Net assets, end of period,
 in thousands                               $          40,154      $  42,989   $  15,128    $   8,995    $   5,306    $   1,813
Portfolio turnover rate                                    16%(1)         52%         70%          62%          65%          94%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
CHAIRMAN OF THE BOARD
Mitchell M. Merin
PRESIDENT
Ronald E. Robison
EXECUTIVE VICE PRESIDENT and PRINCIPAL EXECUTIVE OFFICER
Joseph J. McAlinden
VICE PRESIDENT
Barry Fink
VICE PRESIDENT
Amy R. Doberman
VICE PRESIDENT
Carsten Otto
CHIEF COMPLIANCE OFFICER
Stefanie V. Chang
VICE PRESIDENT
Francis J. Smith
TREASURER and CHIEF FINANCIAL OFFICER
Thomas F. Caloia
VICE PRESIDENT
Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

SUB-ADVISOR
Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, United Kingdom E14 4QA

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its Trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(C) 2004 Morgan Stanley

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38543RPT-RA05-0037P-Y11/04


                                                                       [GRAPHIC]
                                                            MORGAN STANLEY FUNDS

                                                                  MORGAN STANLEY
                                                                   INTERNATIONAL
                                                                   SMALLCAP FUND

                                                               SEMIANNUAL REPORT
                                                               NOVEMBER 30, 2004

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Item 1 - Report to Shareholders


Item 2.  Code of Ethics.

Not applicable for semiannual reports.


Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.


Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.


Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.


Item 6.

Refer to Item 1.


Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.


Item 8. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.


Item 9. Submission of Matters to a Vote of Security Holders

Not applicable.


Item 10 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded,

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processed, summarized and reported within the time periods specified in the
Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11 Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

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                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley International SmallCap Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 20, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 20, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
January 20, 2005